Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Provisions for losses, beginning		R$ 40,993	R$ 40,724	R$ 42,587
Reversals to net realizable value adjustment				(5,174)
Additions to net realizable value adjustment		5,974	2,245
Additions of obsolescence and other losses				4,296
Reversals of obsolescence and other losses		(5,184)	(1,976)
Oxiteno Andina	[1]			(985)
Reclassification to assets held for sale		(28,705)
Provisions for losses, ending		R$ 13,078	R$ 40,993	R$ 40,724

[1]	Refers to the asset write-offs of Oxiteno Andina in 2019.